Deferred Tax Assets and Income Tax Provision (Details) - USD ($)	Aug. 31, 2019	Aug. 31, 2018
Net deferred tax assets - Non-current:
Expected income tax benefit from NOL carry-forwards	$ 134,500	$ 139,000
Less valuation allowance	(134,500)	(139,000)
Deferred tax assets, net of valuation allowance	$ 0	$ 0